UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23494

T. Rowe Price Exchange-Traded Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2024

Small-Mid Cap ETF (TMSL)

Principal Listing Exchange: NYSE Arca, Inc.

This semiannual shareholder report contains important information about Small-Mid Cap ETF ("the fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small-Mid Cap ETF	$28	0.55%

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$111,882
  Number of Portfolio Holdings283
  Portfolio Turnover Rate11.6%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Industrials & Business Services	20.1%
Financials	16.8
Information Technology	13.7
Health Care	13.1
Consumer Discretionary	12.4
Energy	6.1
Real Estate	5.3
Materials	4.7
Consumer Staples	3.0
Other	4.8

Top Ten Holdings (as a % of Net Assets)

News Corp.	1.6%
MKS Instruments, Inc.	1.4
Select Medical Holdings Corp.	1.3
Textron, Inc.	1.3
TechnipFMC PLC	1.2
Corpay	1.1
Stanley Black & Decker	1.1
Popular	1.1
Tidewater, Inc.	0.9
Western Alliance Bancorp	0.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Small-Mid Cap ETF (TMSL)

Principal Listing Exchange: NYSE Arca, Inc.

202407-3725262

ETF1075-053 08/24

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
June 30, 2024
T. ROWE PRICE
TMSL	Small-Mid Cap ETF
For more insights from T. Rowe Price investment professionals, go to troweprice.com.

T. ROWE PRICE SMALL-MID CAP ETF

Unaudited
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	6 Months Ended	6/14/23(1) Through
	6/30/24	12/31/23
NET ASSET VALUE
Beginning of period	$ 27.96	$ 25.00
Investment activities
Net investment income(2) (3)	0.13	0.15
Net realized and unrealized gain/loss	2.15	2.90
Total from investment activities	2.28	3.05
Distributions
Net investment income	-	(0.09)
NET ASSET VALUE
End of period	$ 30.24	$ 27.96
Ratios/Supplemental Data
Total return, based on NAV(3) (4)	8.15%	12.23%
Ratios to average net assets:(3)
Gross expenses before waivers/payments by Price Associates	0.55%(5)	0.55%(5)
Net expenses after waivers/payments by Price Associates	0.55%(5)	0.55%(5)
Net investment income	0.85%(5)	1.09%(5)
Portfolio turnover rate(6)	11.6%	14.5%
Net assets, end of period (in thousands)	$ 111,882	$ 67,109

(1)	Inception date
(2)	Per share amounts calculated using average shares outstanding method.
(3)	Includes the impact of expense-related arrangements with Price Associates.
(4)	Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions. Total return is not annualized for periods less than one year.
(5)	Annualized
(6)	Portfolio turnover excludes securities received or delivered through in-kind share transactions.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE SMALL-MID CAP ETF

June 30, 2024 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)

COMMON STOCKS 99.7%
COMMUNICATION SERVICES 2.6%
Interactive Media & Services 0.3%
Reddit, Class A (1)	5,090	325
		325
Media 2.3%
News, Class B	64,893	1,842
Nexstar Media Group	2,427	403
Stagwell (1)	46,536	318
		2,563
Total Communication Services		2,888
CONSUMER DISCRETIONARY 12.4%
Automobile Components 0.9%
Autoliv	2,802	300
Patrick Industries	4,581	497
Phinia	5,500	217
		1,014
Broadline Retail 0.2%
Ollie's Bargain Outlet Holdings (1)	2,300	226
		226
Diversified Consumer Services 1.4%
Bright Horizons Family Solutions (1)	7,064	777
Duolingo (1)	2,002	418
Stride (1)	5,619	396
		1,591
Hotels, Restaurants & Leisure 4.6%
Accel Entertainment (1)	12,523	129

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
Aramark	8,512	290
Arcos Dorados Holdings, Class A	35,273	317
Bloomin' Brands	4,935	95
Churchill Downs	2,200	307
Domino's Pizza	1,364	704
DraftKings (1)	16,531	631
MGM Resorts International (1)	5,064	225
Norwegian Cruise Line Holdings (1)	21,065	396
Planet Fitness, Class A (1)	3,100	228
Travel Leisure	8,623	388
Viking Holdings (1)	4,546	154
Wingstop	1,738	735
Wynn Resorts	6,246	559
		5,158
Household Durables 1.2%
La-Z-Boy	3,612	135
NVR (1)	73	554
Toll Brothers	2,845	328
TopBuild (1)	673	259
		1,276
Specialty Retail 2.8%
Advance Auto Parts	3,899	247
Bath & Body Works	14,743	576
Burlington Stores (1)	2,405	577
Carvana (1)	3,359	432
Dick's Sporting Goods	808	174
Five Below (1)	3,028	330
Floor & Decor Holdings, Class A (1)	3,696	367
Ulta Beauty (1)	1,024	395
		3,098

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
Textiles, Apparel & Luxury Goods 1.3%
On Holding, Class A (1)(2)	7,823	304
Ralph Lauren	3,845	673
Steven Madden	7,080	299
VF	15,652	211
		1,487
Total Consumer Discretionary		13,850
CONSUMER STAPLES 3.0%
Beverages 0.7%
Celsius Holdings (1)	13,175	752
		752
Consumer Staples Distribution & Retail 1.3%
BJ's Wholesale Club Holdings (1)	4,038	355
Casey's General Stores	825	315
Dollar General	1,913	253
Performance Food Group (1)	3,727	246
US Foods Holding (1)	6,200	328
		1,497
Food Products 0.5%
Dole	13,800	169
Flowers Foods	16,979	377
		546
Personal Care Products 0.5%
elf Beauty (1)	2,876	606
		606
Total Consumer Staples		3,401
ENERGY 6.1%
Energy Equipment & Services 3.7%
Expro Group Holdings (1)	35,168	806

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
Noble	8,707	389
Oil States International (1)	47,168	209
Seadrill (1)	6,644	342
TechnipFMC	53,112	1,389
Tidewater (1)	10,836	1,032
		4,167
Oil, Gas & Consumable Fuels 2.4%
Cameco	9,529	469
Chesapeake Energy	6,714	552
Matador Resources	3,793	226
Permian Resources	10,600	171
Range Resources	16,672	559
Scorpio Tankers	5,530	450
Southwestern Energy (1)	32,400	218
		2,645
Total Energy		6,812
FINANCIALS 16.8%
Banks 5.4%
East West Bancorp	9,253	678
Fifth Third Bancorp	22,885	835
First BanCorp/Puerto Rico	23,495	430
Huntington Bancshares	45,185	595
Metropolitan Bank Holding (1)	7,145	301
OFG Bancorp	6,020	225
Popular	13,369	1,182
Webster Financial	17,801	776
Western Alliance Bancorp	15,694	986
		6,008
Capital Markets 2.6%
Cboe Global Markets	1,323	225
FactSet Research Systems	622	254

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
LPL Financial Holdings	2,165	605
Main Street Capital	7,190	363
Morningstar	1,658	490
Open Lending (1)	41,284	230
StepStone Group, Class A	5,346	245
Tradeweb Markets, Class A	1,610	171
Virtus Investment Partners	1,196	270
		2,853
Consumer Finance 0.9%
Ally Financial	11,076	439
OneMain Holdings	11,382	552
		991
Financial Services 4.8%
Banco Latinoamericano de Comercio Exterior, Class E	15,883	471
Corebridge Financial	23,617	688
Corpay (1)	4,669	1,244
Equitable Holdings	12,899	527
Essent Group	2,389	134
Euronet Worldwide (1)	1,474	153
Mr Cooper Group (1)	4,762	387
Payoneer Global (1)	36,731	204
Toast, Class A (1)	17,765	458
Voya Financial	8,791	625
Western Union	43,161	527
		5,418
Insurance 2.7%
Everest Re Group	1,230	469
Hanover Insurance Group	1,510	189
Hartford Financial Services Group	3,165	318
Kemper	6,165	366
Reinsurance Group of America	3,028	622

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
RenaissanceRe Holdings	4,135	924
Skyward Specialty Insurance Group (1)	4,174	151
		3,039
Mortgage Real Estate Investment Trusts 0.4%
Annaly Capital Management, REIT	9,087	173
Rithm Capital, REIT	28,187	308
		481
Total Financials		18,790
HEALTH CARE 13.1%
Biotechnology 5.3%
ACADIA Pharmaceuticals (1)	8,495	138
Akero Therapeutics (1)	4,247	100
Alkermes (1)	8,639	208
Ascendis Pharma, ADR (1)	440	60
Avidity Biosciences (1)	8,823	361
BeiGene, ADR (1)	932	133
Biohaven (1)	5,560	193
Blueprint Medicines (1)	4,014	433
Celldex Therapeutics (1)	2,765	102
Crinetics Pharmaceuticals (1)	5,222	234
Entrada Therapeutics (1)	7,502	107
Exact Sciences (1)	3,172	134
Ideaya Biosciences (1)	3,534	124
Insmed (1)	9,437	632
Intellia Therapeutics (1)	4,601	103
Ionis Pharmaceuticals (1)	3,340	159
Kymera Therapeutics (1)	5,293	158
Legend Biotech, ADR (1)	3,008	133
Madrigal Pharmaceuticals (1)	633	177
Neurocrine Biosciences (1)	2,203	303
Nurix Therapeutics (1)	7,092	148
Praxis Precision Medicines (1)	1,400	58

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
Prothena (1)	3,841	79
Replimune Group (1)	17,254	155
REVOLUTION Medicines (1)	6,264	243
Rocket Pharmaceuticals (1)	5,280	114
Sage Therapeutic (1)	4,847	53
Sarepta Therapeutics (1)	1,522	241
Scholar Rock Holding (1)	9,031	75
SpringWorks Therapeutics (1)	2,420	91
Ultragenyx Pharmaceutical (1)	3,868	159
Vaxcyte (1)	3,461	261
Vera Therapeutics (1)	2,791	101
Xencor (1)	6,066	115
		5,885
Health Care Equipment & Supplies 2.2%
Baxter International	5,137	172
Cooper Cos	1,955	171
Dentsply Sirona	10,069	251
Enovis (1)	8,576	387
Hologic (1)	5,711	424
Inmode (1)	8,837	161
Penumbra (1)	1,583	285
Teleflex	2,917	613
		2,464
Health Care Providers & Services 2.8%
Molina Healthcare (1)	1,671	497
Select Medical Holdings	41,779	1,465
Tenet Healthcare (1)	6,483	862
Universal Health Services, Class B	1,761	326
		3,150
Life Sciences Tools & Services 1.2%
Avantor (1)	9,118	193

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
Bio-Techne	3,301	237
Charles River Laboratories International (1)	2,399	496
Repligen (1)	1,611	203
Revvity	2,150	225
		1,354
Pharmaceuticals 1.6%
Catalent (1)	8,186	460
Elanco Animal Health (1)	34,530	498
Pliant Therapeutics (1)	5,900	64
Prestige Consumer Healthcare (1)	2,547	176
Structure Therapeutics, ADR (1)	1,864	73
Viatris	50,918	541
		1,812
Total Health Care		14,665
INDUSTRIALS & BUSINESS SERVICES 20.1%
Aerospace & Defense 3.5%
BWX Technologies	1,740	165
Curtiss-Wright	1,782	483
Howmet Aerospace	6,713	521
Huntington Ingalls Industries	3,186	785
Loar Holdings (1)	1,197	64
Rolls-Royce Holdings (GBP) (1)	40,371	232
Spirit AeroSystems Holdings, Class A (1)	6,984	230
Textron	16,912	1,452
		3,932
Building Products 2.4%
Advanced Drainage Systems	675	108
Armstrong World Industries	3,496	396
AZEK, Class A (1)	5,659	238
Builders FirstSource (1)	2,143	297
Carlisle Cos	1,295	525

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
Fortune Brands Innovations	3,454	224
Owens Corning	2,051	356
Trex (1)	4,128	306
UFP Industries	1,954	219
		2,669
Commercial Services & Supplies 1.4%
Brink's	3,977	408
Clean Harbors (1)	3,295	745
GEO Group (1)	29,262	420
		1,573
Construction & Engineering 2.0%
AECOM	1,328	117
API Group (1)	17,135	645
Comfort Systems USA	1,139	346
EMCOR Group	1,506	550
WillScot Mobile Mini Holdings (1)	15,169	571
		2,229
Electrical Equipment 1.3%
Acuity Brands	1,162	280
Atkore	2,473	334
EnerSys	1,826	189
Hubbell	1,636	598
		1,401
Ground Transportation 1.0%
JB Hunt Transport Services	1,251	200
Landstar System	1,764	325
Saia (1)	1,264	600
		1,125
Machinery 4.6%
Atmus Filtration Technologies (1)	23,084	664

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
Blue Bird (1)	5,967	321
Esab	8,864	837
Hillman Solutions (1)	12,825	113
Middleby (1)	3,764	462
Mueller Water Products, Class A	27,172	487
Stanley Black & Decker	15,368	1,228
Terex	4,396	241
Timken	5,737	460
Toro	4,073	381
		5,194
Passenger Airlines 0.4%
Copa Holdings, Class A	2,197	209
Southwest Airlines	7,093	203
		412
Professional Services 3.0%
Booz Allen Hamilton Holding	1,378	212
Broadridge Financial Solutions	734	145
FTI Consulting (1)	1,503	324
Korn Ferry	6,413	431
Leidos Holdings	4,684	683
Paylocity Holding (1)	1,683	222
SS&C Technologies Holdings	11,905	746
Upwork (1)	15,100	162
Verra Mobility (1)	15,272	415
		3,340
Trading Companies & Distributors 0.5%
SiteOne Landscape Supply (1)	3,531	429
Watsco	312	144
		573
Total Industrials & Business Services		22,448

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
INFORMATION TECHNOLOGY 13.7%
Electronic Equipment, Instruments & Components 1.8%
Belden	4,552	427
Celestica (1)	10,850	622
Jabil	4,100	446
Zebra Technologies, Class A (1)	1,830	565
		2,060
IT Services 1.2%
Amdocs	4,137	326
ASGN (1)	3,392	299
GoDaddy, Class A (1)	4,981	696
		1,321
Semiconductors & Semiconductor Equipment 3.2%
Entegris	5,400	731
Lattice Semiconductor (1)	4,580	266
MKS Instruments	11,831	1,545
Photronics (1)	11,442	282
SMART Global Holdings (1)	13,383	306
Synaptics (1)	1,234	109
Teradyne	2,413	358
		3,597
Software 6.9%
A10 Networks	21,464	297
Appfolio, Class A (1)	696	170
Box (1)	8,401	222
Braze, Class A (1)	4,012	156
Confluent, Class A (1)	11,146	329
Descartes Systems Group (1)	6,830	661
DocuSign (1)	10,430	558
Dynatrace (1)	19,111	855
Envestnet (1)	6,713	420

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
Gen Digital	27,567	689
Manhattan Associates (1)	1,279	316
Monday.com (1)	2,169	522
Nutanix, Class A (1)	10,692	608
PTC (1)	3,794	689
Samsara, Class A (1)	12,047	406
Tyler Technologies (1)	1,161	584
Verint Systems (1)	6,832	220
		7,702
Technology Hardware, Storage & Peripherals 0.6%
Western Digital (1)	8,876	673
		673
Total Information Technology		15,353
MATERIALS 4.7%
Chemicals 1.6%
CF Industries Holdings	7,211	535
FMC	3,598	207
Minerals Technologies	3,426	285
RPM International	7,489	806
		1,833
Construction Materials 0.5%
Summit Materials, Class A (1)	14,987	548
		548
Containers & Packaging 0.8%
Amcor	17,055	167
Avery Dennison	1,805	395
Berry Global Group	4,780	281
		843
Metals & Mining 1.4%
Champion Iron (CAD)	32,134	138

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
Reliance Steel & Aluminum	2,537	725
Steel Dynamics	5,093	659
		1,522
Paper & Forest Products 0.4%
Louisiana-Pacific	3,300	272
West Fraser Timber	2,579	198
		470
Total Materials		5,216
REAL ESTATE 5.3%
Hotel & Resort REITs 0.6%
DiamondRock Hospitality, REIT	41,374	349
Host Hotels & Resorts, REIT	16,793	302
		651
Industrial REITs 0.8%
Rexford Industrial Realty, REIT	19,605	874
		874
Office REITs 0.6%
Kilroy Realty, REIT	7,567	236
Vornado Realty Trust, REIT	16,893	444
		680
Residential REITs 0.7%
Equity LifeStyle Properties, REIT	4,212	274
Essex Property Trust, REIT	920	251
Sun Communities, REIT	1,922	231
		756
Retail REITs 0.7%
Brixmor Property Group, REIT	18,134	419
Regency Centers, REIT	5,886	366
		785

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
Specialized REITs 1.9%
CubeSmart, REIT	12,924	584
EPR Properties, REIT	4,680	196
Lamar Advertising, Class A, REIT	6,983	835
Rayonier, REIT	14,061	409
Weyerhaeuser, REIT	5,096	145
		2,169
Total Real Estate		5,915
UTILITIES 1.9%
Electric Utilities 0.8%
ALLETE	3,497	218
Evergy	4,298	228
FirstEnergy	11,494	440
		886
Multi-Utilities 1.1%
Ameren	5,215	370
CenterPoint Energy	13,719	425
NiSource	16,477	475
		1,270
Total Utilities		2,156
Total Common Stocks (Cost $102,488)		111,494
SHORT-TERM INVESTMENTS 1.2%
Money Market Funds 1.2%
State Street Institutional U.S. Government Money Market Fund, 5.25% (3)	1,354,570	1,355
Total Short-Term Investments (Cost $1,355)		1,355

T. ROWE PRICE SMALL-MID CAP ETF

	Shares	$ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 0.2%
Investments in a Pooled Account through Securities Lending Program with State Street Bank 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 5.38% (3)(4)	220,560	221
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank		221
Total Securities Lending Collateral (Cost $221)		221
Total Investments in Securities 101.1% of Net Assets (Cost $104,064)		$113,070

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing.
(2)	All or a portion of this security is on loan at June 30, 2024. See Note 3.
(3)	Seven-day yield
(4)	Affiliated Companies
ADR	American Depositary Receipts
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
CAD	Canada Dollar
GBP	British Pound

T. ROWE PRICE SMALL-MID CAP ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$—++
Totals	$—#	$—	$—+

Supplementary Investment Schedule
Affiliate	Value 12/31/23	Purchase Cost	Sales Cost	Value 6/30/24
T. Rowe Price Government Reserve Fund	$—	¤	¤	$221
	Total			$221^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3.
#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $0 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $221.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE SMALL-MID CAP ETF

June 30, 2024 Unaudited
    STATEMENT OF ASSETS AND LIABILITIES

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $104,064)	$113,070
Cash	566
Receivable for investment securities sold	189
Dividends receivable	87
Total assets	113,912
Liabilities
Payable for investment securities purchased	1,759
Obligation to return securities lending collateral	221
Investment management and administrative fees payable	50
Total liabilities	2,030
NET ASSETS	$111,882
Net assets consists of:
Total distributable earnings (loss)	$12,643
Paid-in capital applicable to 3,700,000 shares of $0.0001 par value capital stock outstanding; 4,000,000,000 shares authorized	99,239
NET ASSETS	$111,882
NET ASSET VALUE PER SHARE	$30.24
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE SMALL-MID CAP ETF

Unaudited
    STATEMENT OF OPERATIONS

($000s)
6 Months Ended
6/30/24
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $3)	$638
Securities lending	4
Total income	642
Investment management and administrative expense	252
Net investment income	390
Realized and Unrealized Gain / Loss
Net realized gain (loss)
Securities	(666)
In-kind redemptions	4,333
Net realized gain	3,667
Change in net unrealized gain / loss on securities	2,287
Net realized and unrealized gain / loss	5,954
INCREASE IN NET ASSETS FROM OPERATIONS	$6,344
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE SMALL-MID CAP ETF

Unaudited
    STATEMENT OF CHANGES IN NET ASSETS

($000s)
	6 Months Ended	6/14/23 Through
	6/30/24	12/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income	$390	$221
Net realized gain (loss)	3,667	(367)
Change in net unrealized gain / loss	2,287	6,719
Increase in net assets from operations	6,344	6,573
Distributions to shareholders
Net earnings	—	(218)
Capital share transactions*
Shares sold	54,768	61,961
Shares redeemed	(16,339)	(1,207)
Increase in net assets from capital share transactions	38,429	60,754
Net Assets
Increase during period	44,773	67,109
Beginning of period	67,109	-
End of period	$111,882	$67,109
*Share information
Shares sold	1,850	2,450
Shares redeemed	(550)	(50)
Increase in shares outstanding	1,300	2,400
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE SMALL-MID CAP ETF

Unaudited
    NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Small-Mid Cap ETF (the fund) is a diversified, open-end management investment company established by the corporation. The fund incepted on June 14, 2023. The fund seeks to provide long-term capital growth.
NOTE  1  –   SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions
Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid annually. A capital gain distribution, if any, may also be declared and paid by the fund annually. Dividends and distributions cannot be automatically reinvested in additional shares of the fund.

T. ROWE PRICE SMALL-MID CAP ETF

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Capital Transactions
The fund issues and redeems shares at its net asset value (NAV) only with Authorized Participants and only in large blocks of 50,000 shares (each, a “Creation Unit”). The fund’s NAV per share is computed at the close of the New York Stock Exchange (NYSE). However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Individual fund shares may not be purchased or redeemed directly with the fund. An Authorized Participant may purchase or redeem a Creation Unit of the fund each business day that the fund is open in exchange for the delivery of a designated portfolio of in-kind securities and/or cash. When purchasing or redeeming Creation Units, Authorized Participants are also required to pay a fixed and/or variable purchase or redemption transaction fee as well as any applicable additional variable charge to defray the transaction cost to a fund.
Individual fund shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. (NYSE Arca) and because the shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount). The fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m. Eastern time) on each day that the NYSE Arca is open.
Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE SMALL-MID CAP ETF

NOTE  2  –   VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial

T. ROWE PRICE SMALL-MID CAP ETF

instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund's portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they

T. ROWE PRICE SMALL-MID CAP ETF

represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$111,124	$370	$—	$111,494
Short-Term Investments	1,355	—	—	1,355
Securities Lending Collateral	221	—	—	221
Total	$112,700	$370	$—	$113,070
NOTE  3  –   OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Securities Lending
The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives

T. ROWE PRICE SMALL-MID CAP ETF

collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At June 30, 2024, the value of loaned securities was $214,000; the value of cash collateral and related investments was $221,000.
Other
Purchases and sales of portfolio securities excluding in-kind transactions and short-term securities aggregated $27,975,000 and $10,599,000, respectively, for the six months ended June 30, 2024. Portfolio securities received and delivered through in-kind transactions aggregated $37,942,000 and $16,476,000, respectively, for the six months ended June 30, 2024.
NOTE  4  –   FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

T. ROWE PRICE SMALL-MID CAP ETF

The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of December 31, 2023, the fund had $424,000 of available capital loss carryforwards.
At June 30, 2024, the cost of investments (including derivatives, if any) for federal income tax purposes was $104,064,000. Net unrealized gain aggregated $9,006,000 at period-end, of which $12,042,000 related to appreciated investments and $3,036,000 related to depreciated investments.
NOTE  5  –   FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE  6  –   RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management and administrative agreement between the fund and Price Associates provides for an all-inclusive annual fee equal to 0.55% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses but does not cover interest and borrowing expenses; taxes; brokerage commissions and other transaction costs; fund proxy expenses; and nonrecurring and extraordinary expenses.

T. ROWE PRICE SMALL-MID CAP ETF

T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund.
Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund (the Price Reserve Fund), a money market fund offered as a short-term investment option to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and is not available for direct purchase by members of the public. The Price Reserve Fund does not pay investment management fees.
As of June 30, 2024, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 1,983,473 shares of the fund, representing 54% of the fund’s net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE  7  –   OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE SMALL-MID CAP ETF

Approval of Investment Management Agreement
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 11–12, 2024 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide

T. ROWE PRICE SMALL-MID CAP ETF

Approval of Investment Management Agreement (continued)
variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2023.
In the course of its deliberations, the Board considered that the fund only recently incepted in June 2023 and does not yet have a meaningful performance track record. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, the fund’s limited operating history, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that during 2023 the Adviser paid the costs of research services for all client accounts that it advises, including the T. Rowe Price funds. However, effective January 1, 2024, the Adviser will begin using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. While the Board did not review information regarding profits realized from managing the fund in particular because the fund had either not achieved sufficient portfolio asset size or not recognized sufficient revenues to produce meaningful profit margin percentages, the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the T. Rowe Price mutual funds and ETFs.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays the Adviser an all-inclusive management fee, which is based on the fund’s average daily net assets. The all-inclusive management fee includes investment management services and provides for the Adviser to pay all of the fund’s ordinary, recurring operating expenses except for interest and borrowing expenses, taxes, brokerage commissions and other transaction costs, fund proxy expenses, and any nonrecurring extraordinary expenses. The Adviser has generally implemented an all-inclusive management fee structure in situations where a fixed total expense ratio is useful for purposes of providing certainty of fees and expenses for investors and such a fee structure is typically used by other ETFs offered by competitors. The Adviser has historically

T. ROWE PRICE SMALL-MID CAP ETF

Approval of Investment Management Agreement (continued)
sought to set the initial all-inclusive management fee rate at levels below the expense ratios of comparable funds to take into account potential future economies of scale. In addition, the assets of the fund are included in the calculation of the group fee rate, which serves as a component of the management fee for many T. Rowe Price funds and declines at certain asset levels based on the combined average net assets of most of the T. Rowe Price mutual funds and ETFs (including the fund).  Although the fund does not have a group fee component to its management fee, its assets are included in the calculation because certain resources utilized to operate the fund are shared with other T. Rowe Price funds.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) actual management fees, nonmanagement expenses, and total expenses of the fund with a group of competitor funds selected by Broadridge (Expense Group) and (ii) actual management fees, nonmanagement expenses, and total expenses of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s actual management fee rate ranked in the second quintile (Expense Group and Expense Universe) and the fund’s total expenses ranked in the second quintile (Expense Group) and first quintile (Expense Universe).

T. ROWE PRICE SMALL-MID CAP ETF

Approval of Investment Management Agreement (continued)
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).

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100 East Pratt Street
Baltimore, MD 21202
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
T. Rowe Price Investment Services, Inc.
ETF1075-051 08/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR and/or the Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Small-Mid Cap ETF

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 20, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 20, 2024